Income Tax Expense (Tables)	12 Months Ended
Aug. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense (benefit):
PRC	55,608	79,223	113,045
Hong Kong	11,225	(897)	23,665
US	379	4,192	2,633
UK	411	1,629	-
Deferred income tax expense (benefit):
PRC	(1,579)	(2,892)	(2,716)
Canada	(144)	(178)	(49)
US	(514)	(4,605)	-
UK	(473)	(12,657)	(42,402)
Total income tax expense:	64,913	63,815	94,176

Schedule of deferred tax assets and liabilities
	As of August 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	91,124	162,177
Others	3,231	-
Less: valuation allowance	(61,448)	(98,081)
Total deferred tax assets	32,907	64,096
Deferred tax liabilities:
Intangible assets	31,193	26,744
Total deferred tax liabilities	31,193	26,744

Schedule of movement in valuation allowance
	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance	9,609	16,716	61,448
Additions from acquisition	-	-	2,070
Additions	7,232	50,389	46,488
Reversal	(125)	(4,261)	(11,789)
Expired	-	(1,396)	(136)
Ending balance	16,716	61,448	98,081

Schedule of reconciliation between provision for income taxes
	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Net loss before provision for income tax after elimination adjustment	(161,997)	(242,911)	(439,952)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(40,499)	(60,728)	(109,988)
Effect of intercompany transactions between continuing and discontinued operations	112,526	130,721	154,947
Effect of expenses that are not deductible in determining taxable profit*	14,320	(1,738)	66,668
Unrecognized tax losses	7,232	50,389	46,488
Utilization of tax losses previously not recognized	(125)	(4,261)	(11,789)
Utilization of tax losses against pre-acquisition profits	8,837	-	-
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(37,378)	(49,907)	(51,815)
Others	-	(661)	(335)
Income tax expense recognized in profit or loss	64,913	63,815	94,176

Note*: Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from overseas schools.